Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Banking Portfolio	Apr. 29, 2023
Select Banking Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(12.60%)
Past 5 years	3.31%
Past 10 years	9.76%
Select Banking Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.80%)
Past 5 years	0.84%
Past 10 years	8.02%
Select Banking Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.59%)
Past 5 years	2.17%
Past 10 years	7.69%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZ93
Average Annual Return:
Past 1 year	(14.80%)
Past 5 years	2.58%
Past 10 years	10.16%